UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

	Evolution VP Managed Bond Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.4%

16,031	Alliance World Dollar Government Fund II	$209,044
26,450	BlackRock Corporate High Yield Fund	208,690
22,531	iShares GS $ InvesTop Corporate Bond Fund	2,407,888
25,813	iShares Lehman 7-10 Year Treasury Bond Fund	2,146,093
38,510	iShares Lehman 20+ Year Treasury Bond Fund	3,442,794
1,920	iShares Lehman Aggregate Bond Fund	192,211
7,715	iShares Lehman Treasury Inflation Protected Securities Fund	780,372
15,284	Nuveen Preferred and Convertible Income Fund 2	209,238
33,764	Putnam Premier Income Trust	210,350
12,274	Van Kampen Bond Fund	211,604
11,959	Western Asset Emerging Markets Debt Fund	208,924
15,731	Western Asset Emerging Markets Floating Rate Fund	210,795
15,922	Western Asset Global High Income Fund	208,260
13,150	Western Asset Inflation Management Fund	210,005
33,764	Western Asset Managed High Income Fund	210,350
12,097	Western Asset Variable Rate Strategic Fund	210,004
18,198	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	210,369
18,011	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	209,468

	TOTAL INVESTMENT COMPANIES
	(Cost $11,479,068)	$11,696,459

Shares		Value
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUND - 1.8%

213,546	Federated Prime Obligations Fund - Class I
	(Cost $213,546)	$213,546

	TOTAL INVESTMENTS - 100.2%
	(Cost $11,692,614)	$11,910,005

	Liabilities in Excess of Other Assets - (0.2)%	(24,795)

	TOTAL NET ASSETS - 100.0%	$11,885,210

Percentages are calculated as a percent of net assets.

	Evolution VP All-Cap Equity Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 92.4%
Aerospace & Defense - 0.8%
1,375	AAR Corp. *	$32,780
1,303	Alliant Techsystems, Inc. *	105,621
1,203	Ceradyne, Inc. *	49,431
		187,832
Air Freight & Logistics - 0.7%
197	C.H. Robinson Worldwide, Inc.	8,782
483	EGL, Inc. *	17,601
1,095	Expeditors International of Washington, Inc.	48,815
585	Forward Air Corp.	19,358
772	HUB Group, Inc. - Class A *	17,586
1,125	Ryder System, Inc.	58,140
		170,282
Airlines - 0.1%
178	British Airways PLC ADR *	14,244

Auto Components - 2.9%
11,636	ArvinMeritor, Inc.	165,697
21,811	Cooper Tire & Rubber Co.	219,419
962	Drew Industries, Inc. *	24,300
14,974	Superior Industries International, Inc.	251,413
		660,829
Automobiles - 1.2%
13,020	Ford Motor Co.	105,332
1,831	General Motors Corp.	60,899
1,478	Harley-Davidson, Inc.	92,744
198	Thor Industries, Inc.	8,152
		267,127
Beverages - 1.1%
832	Companhia de Bebidas das Americas ADR	37,756
541	Diageo PLC ADR	38,433
3,747	Hansen Natural Corp. *	121,703
925	Pepsi Bottling Group, Inc.	32,837
504	PepsiCo, Inc.	32,891
		263,620
Biotechnology - 0.1%
891	Vertex Pharmaceuticals, Inc. *	29,982

Capital Markets - 1.7%
319	The Bear Stearns Companies, Inc.	44,692
195	The Goldman Sachs Group, Inc.	32,988
662	Investment Technology Group, Inc. *	29,625
24,173	LaBranche & Co., Inc. *	250,674
453	Morgan Stanley	33,028
		391,007
Chemicals - 2.2%
129	Air Products & Chemicals, Inc.	8,562
2,482	Ashland, Inc.	158,302
2,972	The Dow Chemical Co.	115,848
2,434	E.I. du Pont de Nemours & Co.	104,273
4,108	Lyondell Chemical Co.	104,220
186	Rohm & Haas Co.	8,807
116	Sigma-Aldrich Corp.	8,778
		508,790
Commercial Banks - 7.0%
2,187	ABN AMRO Holding NV ADR	63,904
1,624	Banco Bradesco SA ADR	54,160
1,814	Banco Itau Holding Financeira SA ADR	54,420
593	Banco Santander Central Hispano SA ADR	9,363
507	Bancolombia SA ADR	14,500
5,537	Bank of America Corp.	296,617
180	Barclays PLC ADR	9,139
2,377	BB&T Corp.	104,065
512	Central Pacific Financial Corp.	18,729
152	Comerica, Inc.	8,652
2,743	Fifth Third Bancorp	104,453
101	HSBC Holdings PLC ADR	9,245
2,800	KeyCorp	104,832
231	Lloyds TSB Group PLC ADR	9,356
350	M&T Bank Corp.	41,986
181	Marshall & Ilsley Corp.	8,721
521	Mercantile Bankshares Corp.	18,897
2,848	National City Corp.	104,237
2,839	Regions Financial Corp.	104,447
1,354	SunTrust Banks, Inc.	104,637
295	Synovus Financial Corp.	8,664
663	Umpqua Holdings Corp.	18,962
202	Unibanco - Uniao de Bancos Brasileiros SA ADR	14,948
3,168	US Bancorp	105,241
1,898	Wachovia Corp.	105,908
2,913	Wells Fargo & Co.	105,392
		1,603,475
Commercial Services & Supplies - 0.8%
401	Banta Corp.	19,088
1,595	ITT Educational Services, Inc. *	105,748
886	Kelly Services, Inc. - Class A	24,285
1,535	Labor Ready, Inc. *	24,453
		173,574
Communications Equipment - 0.6%
2,254	Adtran, Inc.	53,735
1,094	Corning, Inc. *	26,705
3,023	Plantronics, Inc.	52,993
		133,433
Computers & Peripherals - 1.1%
4,592	EMC Corp. *	55,012
2,864	Lexmark International, Inc. - Class A *	165,139
1,442	Western Digital Corp. *	26,100
		246,251
Construction & Engineering - 0.1%
314	EMCOR Group, Inc. *	17,220

Construction Materials - 0.5%
1,794	Cemex SAB de C.V. ADR *	53,963
680	Florida Rock Industries, Inc.	26,323
631	Texas Industries, Inc.	32,850
		113,136
Containers & Packaging - 0.0%
171	Aptargroup, Inc.	8,700

Distributors - 1.1%
5,617	Building Materials Holding Corp.	146,154
2,411	Genuine Parts Co.	103,987
		250,141
Electric Utilities - 2.7%
1,488	Allegheny Energy, Inc. *	59,773
1,345	Companhia Energetica de Minas Gerais ADR	52,791
1,385	Companhia Paranaense de Energia-Copel ADR	15,609
981	E.ON AG ADR	38,916
1,054	FirstEnergy Corp.	58,877
731	Korea Electric Power Corp. ADR	14,291
925	TXU Corp.	57,831
7,171	Westar Energy, Inc.	168,590
3,028	WPS Resources Corp.	150,280
		616,958
Electronic Equipment & Instruments - 2.0%
915	Arrow Electronics, Inc. *	25,099
1,332	Avnet, Inc. *	26,134
2,115	Cognex Corp.	53,425
1,827	CTS Corp.	25,176
1,996	Flir Systems, Inc. *	54,211
2,725	LoJack Corp. *	53,383
892	Plexus Corp. *	17,126
15,421	Vishay Intertechnology, Inc. *	216,511
		471,065
Energy Equipment & Services - 1.5%
325	FMC Technologies, Inc. *	17,453
1,128	Helmerich & Payne, Inc.	25,978
904	Nabors Industries Ltd. * ^	26,894
978	Oceaneering International, Inc. *	30,122
2,414	Patterson-UTI Energy, Inc.	57,357
1,252	Tetra Technologies, Inc. *	30,248
3,386	Tidewater, Inc.	149,627
176	Unit Corp. *	8,091
172	Veritas DGC, Inc. *	11,321
		357,091
Financial Services - 1.9%
2,112	Citigroup, Inc.	104,903
585	ING Groep NV ADR	25,728
2,231	JPMorgan Chase & Co.	104,768
5,726	Leucadia National Corp.	149,849
1,099	Principal Financial Group, Inc.	59,654
		444,902
Food & Staples Retailing - 0.9%
9,259	Nash Finch Co.	217,864

Food Products - 3.1%
466	Archer-Daniels-Midland Co.	17,652
214	Cadbury Schweppes PLC ADR	9,153
4,295	ConAgra Foods, Inc.	105,142
6,995	H.J. Heinz Co.	293,300
3,105	The J.M. Smucker Co.	148,885
2,178	Ralcorp Holdings, Inc. *	105,045
298	Tootsie Roll Industries, Inc.	8,734
379	Unilever NV ADR	9,301
377	Unilever PLC	9,353
		706,565
Gas Utilities - 0.6%
4,774	WGL Holdings, Inc.	149,617

Health Care Equipment & Supplies - 0.8%
1,154	Biosite, Inc. *	53,349
1,514	Stryker Corp.	75,079
1,004	Varian Medical Systems, Inc. *	53,604
		182,032
Health Care Providers & Services - 1.1%
893	Laboratory Corp of America Holdings *	58,554
993	Matria Healthcare, Inc. *	27,596
2,025	McKesson Corp.	106,758
964	Quest Diagnostics, Inc.	58,958
		251,866
Health Care Technology - 0.5%
3,962	IMS Health, Inc.	105,548

Hotels - 0.3%
1,641	Marriott International, Inc. - Class A	63,408

Hotels Restaurants & Leisure - 0.8%
2,670	Brinker International, Inc.	107,040
850	Ctrip.com International Ltd. ADR	38,208
226	McDonald's Corp.	8,841
1,157	Ruby Tuesday, Inc.	32,616
		186,705
Household Durables - 6.1%
4,728	American Greetings Corp. - Class A	109,311
671	Beazer Homes USA, Inc.	26,196
2,007	Centex Corp.	105,608
1,204	D.R. Horton, Inc.	28,836
4,902	Ethan Allen Interiors, Inc.	169,903
7,321	Hovnanian Enterprises, Inc. - Class A *	214,798
19,311	Libbey, Inc.	216,090
925	MDC Holdings, Inc.	42,966
186	Meritage Homes Corp. *	7,740
6,083	M/I Homes, Inc.	215,034
245	Ryland Group, Inc.	10,587
10,018	Standard-Pacific Corp.	235,423
1,212	Toll Brothers, Inc. *	34,033
		1,416,525
Household Products - 2.1%
961	Colgate-Palmolive Co.	59,678
1,488	Energizer Holdings, Inc. *	107,121
1,616	Kimberly-Clark Corp.	105,622
25,763	Spectrum Brands, Inc. *	217,440
		489,861
Industrial Conglomerates - 0.0%
564	Tomkins PLC ADR	10,079

Insurance - 6.4%
802	Aegon NV ADR	15,054
847	Allianz AG ADR	14,678
246	Axa ADR	9,080
3,591	Chubb Corp.	186,588
408	Cincinnati Financial Corp.	19,608
8,807	Horace Mann Educators Corp.	169,359
3,316	LandAmerica Financial Group, Inc.	218,160
2,723	Lincoln National Corp.	169,044
568	Mercury General Corp.	28,178
171	RLI Corp.	8,685
236	Safety Insurance Group, Inc.	11,484
4,010	The St. Paul Travelers Companies, Inc.	188,029
6,246	Stewart Information Services Corp.	217,173
11,184	UnumProvident Corp.	216,858
		1,471,978
Internet & Catalog Retail - 0.2%
1,958	eBay, Inc. *	55,529

IT Services - 0.2%
147	CACI International, Inc. - Class A *	8,086
110	Cognizant Technology Solutions Corp. - Class A *	8,147
1,105	eFunds Corp. *	26,719
		42,952
Leisure Equipment & Products - 0.9%
4,767	Brunswick Corp.	148,683
1,392	Jakks Pacific, Inc. *	24,819
1,874	Nautilus Group, Inc.	25,768
216	Polaris Industries, Inc.	8,888
		208,158
Life Science Tools & Services - 0.3%
1,823	Applera Corp - Applied Biosystems Group	60,359
158	Techne Corp. *	8,036
		68,395
Machinery - 4.3%
3,342	Albany International Corp. - Class A	106,342
5,439	Briggs & Stratton Corp.	149,844
818	Caterpillar, Inc.	53,824
621	Crane Co.	25,958
787	Danaher Corp.	54,043
1,132	Dover Corp.	53,702
776	Eaton Corp.	53,428
528	Gardner Denver, Inc. *	17,466
194	Illinois Tool Works, Inc.	8,711
498	Ingersoll-Rand Company Ltd. - Class A ^	18,914
728	Joy Global, Inc.	27,380
424	Lincoln Electric Holdings, Inc.	23,087
1,061	Manitowoc Co.	47,522
329	Parker Hannifin Corp.	25,573
1,284	Reliance Steel & Aluminum Co.	41,268
1,977	SPX Corp.	105,651
330	Valmont Industries, Inc.	17,243
4,717	Watts Water Technologies, Inc. - Class A	149,812
		979,768
Manufacturing - 0.0%
140	The Procter & Gamble Co.	8,677

Media - 1.2%
1,637	Comcast Corp. - Class A *	60,323
5,917	Entercom Communications Corp.	149,108
585	Gannett Co., Inc.	33,246
328	Harte-Hanks, Inc.	8,643
233	Media General, Inc. - Class A	8,789
654	Pearson PLC ADR	9,313
		269,422
Medical Devices - 0.2%
531	Intuitive Surgical, Inc. *	55,994

Metals & Mining - 5.6%
1,054	A.M. Castle & Co.	28,289
573	Aleris International, Inc. *	28,960
674	Allegheny Technologies, Inc.	41,916
241	Aluminum Corporation of China Ltd. ADR	15,357
456	Anglo American PLC ADR	9,622
387	Carpenter Technology Corp.	41,606
1,018	Century Aluminum Co. *	34,256
979	Chaparral Steel Co. *	33,345
527	Compania de Minas Buenaventura SA ADR	14,229
1,428	Commercial Metals Co.	29,031
539	Companhia Siderurgica Nacional SA ADR	15,324
354	Consol Energy, Inc.	11,232
486	Freeport-McMoRan Copper & Gold, Inc. - Class B	25,884
1,833	Gerdau SA ADR	24,830
1,474	Nucor Corp.	72,948
809	Peabody Energy Corp.	29,755
129	Phelps Dodge Corp.	10,926
832	POSCO ADR *	54,022
1,182	Quanex Corp.	35,874
195	Rio Tinto PLC ADR	36,978
601	RTI International Metals, Inc. *	26,192
1,333	Ryerson Tull, Inc.	29,179
1,666	Steel Dynamics, Inc.	84,050
18,292	Steel Technologies, Inc.	359,072
655	United States Steel Corp.	37,780
9,985	Worthington Industries, Inc.	170,344
		1,301,001
Multiline Retail - 1.9%
6,388	Dillard's Inc. - Class A	209,079
626	Dollar General Corp.	8,532
3,804	Family Dollar Stores, Inc.	111,229
877	J.C. Penney Co., Inc.	59,978
904	Kohl's Corp. *	58,688
		447,506
Multi-Utilities & Unregulated Power - 2.6%
2,900	The AES Corp. *	59,131
880	Duke Energy Corp.	26,576
847	MDU Resources Group, Inc.	18,922
3,985	ONEOK, Inc.	150,593
469	SCANA Corp.	18,887
6,293	Sempra Energy	316,223
		590,332
Oil & Gas - 1.8%
129	Apache Corp.	8,153
138	BP PLC ADR	9,050
1,951	Chevron Corp.	126,542
1,034	China Petroleum & Chemical Corp. ADR	64,025
154	ENI SpA ADR	9,164
297	EOG Resources, Inc.	19,320
2,225	Frontier Oil Corp.	59,140
175	Occidental Petroleum Corp.	8,419
452	PetroChina Company Ltd. ADR	48,658
136	Royal Dutch Shell PLC ADR	8,990
155	Tatneft ADR	13,959
376	Total SA ADR	24,793
428	World Fuel Services Corp.	17,313
		417,526
Paper & Forest Products - 0.6%
305	Aracruz Celulose SA ADR	15,180
861	Votorantim Celulose e Papel SA ADR	14,585
1,701	Weyerhaeuser Co.	104,662
		134,427
Personal Products - 0.5%
173	Alberto-Culver Co.	8,752
2,617	The Estee Lauder Companies, Inc.	105,544
175	USANA Health Sciences, Inc. *	7,803
		122,099
Pharmaceuticals - 3.0%
612	AstraZeneca PLC ADR	38,250
4,243	Bristol-Myers Squibb Co.	105,736
2,498	Elan Corp. PLC ADR *	38,419
2,119	Forest Laboratories, Inc. *	107,243
488	Genzyme Corp. *	32,925
616	Johnson & Johnson	40,003
2,509	Merck & Co., Inc.	105,127
5,320	Mylan Laboratories	107,092
3,740	Pfizer, Inc.	106,066
		680,861
Real Estate Investment Trusts - 2.7%
595	AMB Property Corp.	32,790
493	Archstone-Smith Trust	26,839
1,501	Equity Office Properties Trust	59,680
3,577	Hospitality Properties Trust	168,835
3,258	Mack-Cali Realty Corp.	168,764
7,878	National Retail Properties, Inc.	170,165
		627,073
Road & Rail - 0.2%
481	Knight Transportation, Inc.	8,153
253	Norfolk Southern Corp.	11,145
575	Old Dominion Freight Line, Inc. *	17,267
		36,565
Semiconductor & Semiconductor Equipment - 1.8%
1,561	Advanced Energy Industries, Inc. *	26,599
5,048	Atmel Corp. *	30,490
80,215	Credence Systems Corp. *	228,613
183	Diodes, Inc. *	7,900
2,791	Micrel, Inc. *	26,766
983	Supertex, Inc. *	38,209
1,604	Texas Instruments, Inc.	53,333
		411,910
Software - 1.8%
3,333	Adobe Systems, Inc. *	124,821
176	ANSYS, Inc. *	7,776
1,568	Autodesk, Inc. *	54,535
3,836	BMC Software, Inc. *	104,416
1,704	Fair Isaac Corp.	62,315
1,581	Kronos, Inc. *	53,896
		407,759
Specialty Retail - 3.5%
114	Abercrombie & Fitch Co. - Class A	7,921
1,770	American Eagle Outfitters, Inc.	77,579
1,826	AnnTaylor Stores Corp. *	76,436
790	CarMax, Inc. *	32,951
650	Claire's Stores, Inc.	18,954
3,193	Dress Barn, Inc. *	69,671
711	Genesco, Inc. *	24,508
589	Group 1 Automotive, Inc.	29,391
1,008	Guitar Center, Inc. *	45,037
720	Gymboree Corp. *	30,370
1,931	The Home Depot, Inc.	70,037
13,019	Jo-Ann Stores, Inc. *	217,678
687	Men's Wearhouse, Inc.	25,563
2,983	Pacific Sunwear of California, Inc. *	44,984
1,604	Stein Mart, Inc.	24,397
157	Target Corp.	8,674
456	Urban Outfitters, Inc. *	8,067
		812,218
Telecommunication Services - 2.4%
3,249	AT&T, Inc.	105,788
190	BT Group PLC ADR	9,608
221	CenturyTel, Inc.	8,767
417	China Netcom Group Corporation Ltd. ADR	14,933
3,869	China Unicom Ltd. ADR	37,839
601	Chunghwa Telecom Company Ltd. ADR	10,405
612	Deutsche Telekom AG ADR	9,712
411	France Telecom SA ADR	9,580
1,195	KT Corp. ADR	25,657
263	PT Telekomunikasi Indonesia ADR	9,510
13,628	Qwest Communications International, Inc. *	118,836
759	Tele Norte Leste Participacoes SA ADR	10,406
405	Telecomunicacoes De Sao Paulo ADR	9,040
178	Telefonica SA ADR	9,222
1,956	Telefonos de Mexico SA de CV ADR	50,035
2,857	Verizon Communications, Inc.	106,080
		545,418

Textiles, Apparel & Luxury Goods - 1.0%
264	K-Swiss, Inc. - Class A	7,936
217	Nike, Inc. - Class B	19,013
2,340	Polo Ralph Lauren Corp.	151,375
463	Skechers U.S.A., Inc. - Class A *	10,885
282	Timberland Co. *	8,113
118	VF Corp.	8,608
1,205	Wolverine World Wide, Inc.	34,114
		240,044
Thrifts & Mortgage Finance - 2.0%
485	Fannie Mae	27,116
2,720	First Niagara Financial Group, Inc.	39,658
1,605	Freddie Mac	106,460
197	Harbor Florida Bancshares, Inc.	8,729
4,110	IndyMac Bancorp, Inc.	169,168
2,420	Washington Mutual, Inc.	105,197
		456,328
Tobacco - 0.5%
1,364	Altria Group, Inc.	104,414

Trading Companies & Distributors - 0.2%
1,793	Applied Industrial Technologies, Inc.	43,749

Wireless Telecommunication Services - 0.2%
989	America Movil SA de CV ADR, Series L	38,937
537	Tim Participacoes SA ADR	14,955
		53,892

	TOTAL COMMON STOCKS
	(Cost $20,612,584)	$21,303,724

INVESTMENT COMPANIES - 5.7%
4,579	iShares MSCI EAFE Index Fund	$310,227
2,813	iShares MSCI Pacific ex-Japan Index Fund	312,103
3,195	iShares S&P Europe 350 Index Fund	308,669
2,693	iShares S&P Latin American 40 Index Fund	382,648

	TOTAL INVESTMENT COMPANIES
	(Cost $1,275,452)	$1,313,647

Face Amount		Value
SHORT-TERM INVESTMENTS - 10.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%

$ 2,200,000	Federal Home Loan Bank
	Discount Note, 5.20%, 10/02/2006
	(Cost $2,200,000)	$2,200,000

Shares		Value
MONEY MARKET FUND - 0.4%
94,545	Federated Prime Obligations Fund - Class I
	(Cost $94,545)	$94,545

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,294,545)	$2,294,545

	TOTAL INVESTMENTS
	(Cost $24,182,581) - 108.1%	$24,911,916

	Liabilities in Excess of Other Assets - (8.1)%	(1,866,599)

	TOTAL NET ASSETS - 100.0%	$23,045,317

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
^	Foreign security trading on U.S. exchange.

	Dynamic VP HY Bond Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)

Face Amount		Value
CORPORATE BONDS - 28.6%

Automobiles - 4.4%
$ 1,500,000	General Motors Corp.
	7.125%, 07/15/2013	$1,320,000
1,000,000	General Motors Corp.
	8.375%, 07/15/2033	870,000
		2,190,000
Grantor Trust - 24.2%
12,000,000	TRAINS High Yield Note, 2006-T1,
	6.972%, 05/01/2016 (Cost $11,817,500; Acquired 06/30/2006,
	07/06/2006 and 08/28/2006) [1,2]	12,022,500

	TOTAL CORPORATE BONDS
	(Cost $13,932,660)	$14,212,500

Face Amount		Value
SHORT-TERM INVESTMENTS - 64.8%
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.0%
$ 10,603,000	Federal Agricultural Mortgage Corp.
	Discount Note, 10/02/2006
	(Cost $10,603,000)	$10,603,000

10,603,000	Federal Home Loan Bank
	Discount Note, 5.20%, 10/02/2006
	(Cost $10,603,000)	10,603,000

10,606,000	U.S. Treasury Bill
	4.6525%, 10/05/2006
	(Cost $10,599,725)	10,599,725

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $31,805,725)	$31,805,725

Shares		Value
MONEY MARKET FUND - 0.8%
412,654	Federated Prime Obligations Fund - Class I
	(Cost $412,654)	$412,654

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,218,379)	$32,218,379

	TOTAL INVESTMENTS - 93.4%
	(Cost $46,151,039)	$46,430,879

	Other Assets in Excess of Liabilities - 6.6%	3,287,408

	TOTAL NET ASSETS - 100.0%	$49,718,287

Percentages are calculated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule144A of the Securities Act of
	1933, as amended. These securities are generally
	issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must
	generally be effected through a sale that is exempt
	from registration (e.g. sale to another QIB), or the
	security must be registered for public sale. At September 30, 2006, the market value of 144A
	securities was $12,022,500 or 24.2% of net assets.

(2)	Variable Rate Security

	Dynamic VP HY Bond Fund
	Schedule of Credit Default Swaps
	September 30, 2006 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bear Stearns & Co., Inc.	Dow Jones CDX
	North American High Yield
	100 6th Index, Effective: 3/28/06	Sell	3.45%	$1,000,000	06/20/2011	$14,708

Bank of America/	Dow Jones CDX
Montgomery Securities	North American High Yield
	100 6th Index, Effective: 3/28/06	Sell	3.45%	5,000,000	06/20/2011	17,292

Morgan Stanley	Dow Jones CDX
	North American High Yield
	100 6th Index, Effective: 3/28/06	Sell	3.45%	15,000,000	06/20/2011	142,500

Morgan Stanley	General Motors Corp.	Sell	5.60%	2,000,000	09/20/2011	28,111
				$23,000,000		$202,611

	Dynamic VP HY Bond Fund
	Schedule of Futures Contracts
	September 30, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
Futures Contracts

25	S&P 500 Index Futures Contracts
	Expiring December 2006
	(Underlying Face Amount at
	Market Value $8,408,125)	$99,638

Evolution VP Large Cap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Plus Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bear 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bull 1.25X Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bear Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bull Fund
Schedule of Investments
September 30, 2006 (Unaudited)

No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$11,719,046	$24,339,479	$46,209,986
Gross unrealized appreciation	201,501	778,468	—
Gross unrealized depreciation	(10,542)	(206,031)	(220,893)
Net unrealized appreciation/(depreciation)	$190,959	$572,437	$(220,893)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Insurance Trust

By (Signature and Title) /s/Daniel O'Neill
Daniel O’Neill, President

Date November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Daniel O'Neill
Daniel O’Neill, President

Date November 21, 2006

By (Signature and Title)* /s/Timothy P. Hagen
Timothy P. Hagan, Chief Financial Officer

Date November 22, 2006

* Print the name and title of each signing officer under his or her signature.